Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Derivative financial instruments (notes 14.2 and 18.4)	$ 10	$ 60
Other investments and non-current accounts receivable (note 14.2)	202	196
Total financial assets	212	256
Financial liabilities
Long-term debt (note 18.1)	4,457	5,340
Other financial obligations (note 18.2)	868	902
Derivative financial instruments (notes 18.4 and 19.3)	44	100
Total financial liabilities	5,369	6,342
At Fair Value [Member]
Financial assets
Derivative financial instruments (notes 14.2 and 18.4)	10	60
Other investments and non-current accounts receivable (note 14.2)	197	179
Total financial assets	207	239
Financial liabilities
Long-term debt (note 18.1)	4,478	5,145
Other financial obligations (note 18.2)	866	898
Derivative financial instruments (notes 18.4 and 19.3)	44	100
Total financial liabilities	$ 5,388	$ 6,143